Related Parties - Schedule of Transactions with Related Parties (Detail) - TRY (₺) ₺ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Revenue from related parties		₺ 1,468,806	₺ 909,594	₺ 190,081
Related party expenses		3,499,022	1,938,466	294,848
Turk Telekom Mobil Iletisim Hizmetleri A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		673,733
Related party expenses		630,606
Turk Hava Yollari A.S
Disclosure of transactions between related parties [line items]
Revenue from related parties		174,092	146,766	32,642
Enerji Piyasalari Isletme A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		170,754	407,346	53,904
Related party expenses		1,777,886	1,660,989	183,235
Ziraat Bankasi
Disclosure of transactions between related parties [line items]
Revenue from related parties		71,969	96,898	23,356
Gunes Express Havacilik A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		65,385	33,196	6,511
TOGG
Disclosure of transactions between related parties [line items]
Revenue from related parties		58,129	10,769
Turk Telekomunikasyon A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		56,472
Related party expenses		745,220
Turk Telekomunikasyon A.S. | Turkiye Varlik Fonu
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	61.68%
Turksat Uydu Haberlesme Kablo TV ve Isletme A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		52,746	79,102	23,635
Related party expenses		85,155	115,639	31,844
TVF IFM Gayrimenkul Insaat ve Yonetim A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		43,818	2,624
Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties [line items]
Revenue from related parties		30,642	29,625	14,157
Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		16,828	16,485	5,214
Turkiye Hayat ve Emeklilik A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		15,020	21,568	4,057
Ziraat Katilim Bankasi A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		8,970	6,480	1,120
Borsa Istanbul A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties		5,357	23,742	7,853
Sofra
Disclosure of transactions between related parties [line items]
Revenue from related parties		1,765	2,041	2,877
Related party expenses		47,732	58,444	61,037
Istanbul Takas ve Saklama Bankasi A.S.
Disclosure of transactions between related parties [line items]
Related party expenses		88,387	90
Boru Hatlari Ile Petrol Tasima A.S.
Disclosure of transactions between related parties [line items]
Related party expenses		40,462	38,381	8,298
Posta ve Telgraf Teskilati A.S.
Disclosure of transactions between related parties [line items]
Related party expenses		25,017	28,476	3,820
Other
Disclosure of transactions between related parties [line items]
Revenue from related parties		23,126	32,952	14,755
Related party expenses		₺ 58,557	₺ 36,447	₺ 6,614